10-Q SUBSEQUENT EVENTS (Details)			3 Months Ended		12 Months Ended
	Apr. 13, 2022 USD ($)	Apr. 07, 2022 USD ($) a shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 12, 2022 USD ($)
Subsequent Event [Line Items]
Payments to acquire assets			$ 782,500	$ 40,750	$ 78,467	$ 130,750
Subsequent Event
Subsequent Event [Line Items]
Employee share-based compensation	$ 535,000
Subsequent Event | Leviston Resources LLC | Equity Purchase Agreement
Subsequent Event [Line Items]
Aggregate offering price							$ 10,000,000
Weighted average sales price							10.00%
Common stock issued for fees, value							$ 300,000
Subsequent Event | Haywood Property
Subsequent Event [Line Items]
Area of land | a		190
Total fair value of consideration		$ 2,100,000
Payments to acquire assets		$ 50,000
Asset acquisition, consideration transferred, equity interest issued and issuable, shares (in shares) | shares		1,500,000
Investment sold, not yet purchased, sale proceeds		$ 2,050,000